Appendix 2.1 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012 - Summary of Trade Receivables by Aging (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Receivables [Line Items]
Trade receivables, gross	$ 456,552,682	$ 417,927,182
Trade and other receivables, Current	511,455,330	478,170,067
Trade receivables, Non-current	191,966,929	2,046,845
Trade and other receivables, Non-current	313,574,385	60,527,843
Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	500,040,783	457,053,617
Trade and other receivables, Current	566,919,977	527,649,947
Trade receivables, Non-current	191,966,929	2,046,845
Trade and other receivables, Non-current	313,574,385	60,527,843
Portfolio stratification [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(43,488,101)	(39,126,435)
Trade and other receivables, Current	456,552,682	417,927,182
Trade receivables, Non-current		2,046,845
Trade and other receivables, Non-current	191,966,929
Portfolio stratification [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	500,040,783	457,053,617
Trade receivables, Non-current	191,966,929	2,046,845
Portfolio stratification [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(3,148,393)	(1,309,684)
Trade and other receivables, Current	390,598,244	359,658,268
Portfolio stratification [Member] | Current Portfolio [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	393,746,637	360,967,952
Portfolio stratification [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(357,214)	(244,773)
Trade and other receivables, Current	32,102,797	26,276,061
Portfolio stratification [Member] | 1-30 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	32,460,011	26,520,834
Portfolio stratification [Member] | From 31 to 60 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(484,022)	(260,401)
Trade and other receivables, Current	7,445,293	7,805,361
Portfolio stratification [Member] | From 31 to 60 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	7,929,315	8,065,762
Portfolio stratification [Member] | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(587,103)
Trade and other receivables, Current	4,113,180
Portfolio stratification [Member] | 61 - 90 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	4,700,283
Portfolio stratification [Member] | From 91 to 120 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(677,088)	(419,163)
Trade and other receivables, Current	2,320,709	1,677,284
Portfolio stratification [Member] | From 91 to 120 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,997,797	2,096,447
Portfolio stratification [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(845,948)	(523,349)
Trade and other receivables, Current	1,908,418	877,649
Portfolio stratification [Member] | 121-150 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,754,366	1,400,998
Portfolio stratification [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(804,567)	(584,135)
Trade and other receivables, Current	2,233,138	1,361,556
Portfolio stratification [Member] | 151-180 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	3,037,705	1,945,691
Portfolio stratification [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(1,413,915)	(634,104)
Trade and other receivables, Current	1,253,184	894,385
Portfolio stratification [Member] | 181-210 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,667,099	1,528,489
Portfolio stratification [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(1,114,081)	(2,085,824)
Trade and other receivables, Current	1,396,602	777,678
Portfolio stratification [Member] | 211-250 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,510,683	2,863,502
Portfolio stratification [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(2,477,340)	(2,255,798)
Trade and other receivables, Current	2,512,403	3,640,925
Portfolio stratification [Member] | More than 251 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	4,989,743	5,896,723
Portfolio stratification [Member] | More than 365 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(31,578,430)	(30,491,658)
Trade and other receivables, Current	10,668,714	11,328,175
Portfolio stratification [Member] | More than 365 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	42,247,144	41,819,833
Portfolio stratification [Member] | From 61 to 90 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts		(317,546)
Trade and other receivables, Current		3,629,840
Portfolio stratification [Member] | From 61 to 90 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		3,947,386
Portfolio stratification [Member] | Trade receivables, generation [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(2,914,767)	(1,527,684)
Portfolio stratification [Member] | Trade receivables, generation [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	142,968,302	165,128,644
Portfolio stratification [Member] | Trade receivables, generation [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	69,554,295	52,686,694
Trade receivables, Non-current	86,403,772	21,255
Portfolio stratification [Member] | Trade receivables, generation [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(10,907)	(21,736)
Portfolio stratification [Member] | Trade receivables, generation [Member] | Current Portfolio [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	142,968,302	165,128,644
Portfolio stratification [Member] | Trade receivables, generation [Member] | Current Portfolio [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	56,050,950	41,764,391
Portfolio stratification [Member] | Trade receivables, generation [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(260)
Portfolio stratification [Member] | Trade receivables, generation [Member] | 1-30 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,888,824	1,155,988
Portfolio stratification [Member] | Trade receivables, generation [Member] | From 31 to 60 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(200)
Portfolio stratification [Member] | Trade receivables, generation [Member] | From 31 to 60 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	224,770	1,453,308
Portfolio stratification [Member] | Trade receivables, generation [Member] | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(142)
Portfolio stratification [Member] | Trade receivables, generation [Member] | 61 - 90 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	705,885
Portfolio stratification [Member] | Trade receivables, generation [Member] | From 91 to 120 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(103)
Portfolio stratification [Member] | Trade receivables, generation [Member] | From 91 to 120 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	404,757	203,487
Portfolio stratification [Member] | Trade receivables, generation [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(93)
Portfolio stratification [Member] | Trade receivables, generation [Member] | 121-150 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	116,371	7,836
Portfolio stratification [Member] | Trade receivables, generation [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(258)
Portfolio stratification [Member] | Trade receivables, generation [Member] | 151-180 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	787,421	39,787
Portfolio stratification [Member] | Trade receivables, generation [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(154)
Portfolio stratification [Member] | Trade receivables, generation [Member] | 181-210 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	187,920	483,751
Portfolio stratification [Member] | Trade receivables, generation [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(98)
Portfolio stratification [Member] | Trade receivables, generation [Member] | 211-250 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	592,987	153,929
Portfolio stratification [Member] | Trade receivables, generation [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(577)
Portfolio stratification [Member] | Trade receivables, generation [Member] | More than 251 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	1,354,217	1,300,506
Portfolio stratification [Member] | Trade receivables, generation [Member] | More than 365 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(2,901,975)	(1,505,948)
Portfolio stratification [Member] | Trade receivables, generation [Member] | More than 365 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	6,240,193	5,415,159
Portfolio stratification [Member] | Trade receivables, generation [Member] | From 61 to 90 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		708,552
Portfolio stratification [Member] | Trade receivables, distribution [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(40,573,334)	(37,598,751)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	141,740,569	92,576,381
Portfolio stratification [Member] | Trade receivables, distribution [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	145,777,617	146,661,898
Trade receivables, Non-current	105,563,157	2,025,590
Portfolio stratification [Member] | Trade receivables, distribution [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(3,137,486)	(1,287,948)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | Current Portfolio [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	141,740,569	92,576,381
Portfolio stratification [Member] | Trade receivables, distribution [Member] | Current Portfolio [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	52,986,816	61,498,536
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(356,954)	(244,773)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 1-30 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	29,571,187	25,364,846
Portfolio stratification [Member] | Trade receivables, distribution [Member] | From 31 to 60 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(483,822)	(260,401)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | From 31 to 60 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	7,704,545	6,612,454
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(586,961)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 61 - 90 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	3,994,398
Portfolio stratification [Member] | Trade receivables, distribution [Member] | From 91 to 120 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(676,985)	(419,163)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | From 91 to 120 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,593,040	1,892,960
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(845,855)	(523,349)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 121-150 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,637,995	1,393,162
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(804,309)	(584,135)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 151-180 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,250,284	1,905,904
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(1,413,761)	(634,104)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 181-210 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,479,179	1,044,738
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(1,113,983)	(2,085,824)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | 211-250 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	1,917,696	2,709,573
Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(2,476,763)	(2,255,798)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 251 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	3,635,526	4,596,217
Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 365 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(28,676,455)	(28,985,710)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 365 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	36,006,951	36,404,674
Portfolio stratification [Member] | Trade receivables, distribution [Member] | From 61 to 90 days [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts		(317,546)
Portfolio stratification [Member] | Trade receivables, distribution [Member] | From 61 to 90 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		3,238,834
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	212,522,597	217,815,338
Trade receivables, Non-current	86,403,772	21,255
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	203,719,208	205,465,299
Trade receivables, Non-current	86,403,772
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	8,803,389	12,350,039
Trade receivables, Non-current		21,255
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	199,019,252	206,893,035
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | Current Portfolio [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	193,125,348	198,424,050
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | Current Portfolio [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	5,893,904	8,468,985
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,888,824	1,155,988
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | 1-30 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,763,610	671,037
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | 1-30 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	125,214	484,951
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | From 31 to 60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		1,453,308
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | From 31 to 60 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	43,392	248,135
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | From 31 to 60 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	181,378	1,205,173
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	705,885
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | 61 - 90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	551,201
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | 61 - 90 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	154,684
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | From 91 to 120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	404,757	203,487
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | From 91 to 120 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	290,439	224
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | From 91 to 120 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	114,318	203,263
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	116,371	7,836
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | 121-150 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	13,672	7,274
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | 121-150 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	102,699	562
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	787,421	39,787
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | 151-180 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	574,794	39,001
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | 151-180 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	212,627	786
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	187,920	483,751
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | 181-210 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	78,802	43,681
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | 181-210 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	109,118	440,070
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	592,987	153,929
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | 211-250 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	487,520	56,046
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | 211-250 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	105,467	97,883
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	1,354,217	1,300,506
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | More than 251 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	846,079	787,999
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | More than 251 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	508,138	512,507
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | More than 365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	6,240,193	5,415,159
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | More than 365 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	4,944,351	5,047,281
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | More than 365 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	1,295,842	367,878
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | From 61 to 90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		708,552
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | From 61 to 90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		140,571
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, generation [Member] | From 61 to 90 days [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		567,981
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	287,518,186	239,238,279
Trade receivables, Non-current	105,563,157	2,025,590
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	59,976,399	57,598,319
Trade receivables, Non-current	7,086	24,635
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	22,110,772	20,160,868
Trade receivables, Non-current	2,288,499
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	205,431,015	161,479,092
Trade receivables, Non-current	103,267,572	2,000,955
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	194,727,385	154,074,917
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | Current Portfolio [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	44,406,790	38,529,866
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | Current Portfolio [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	5,474,772	6,592,329
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | Current Portfolio [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	144,845,823	108,952,722
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	29,571,187	25,364,846
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | 1-30 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	6,202,698	6,924,749
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | 1-30 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,283,628	1,778,266
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | 1-30 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	21,084,861	16,661,831
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | From 31 to 60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	7,704,545	6,612,454
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | From 31 to 60 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	1,154,539	1,662,569
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | From 31 to 60 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	1,495,400	1,378,215
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | From 31 to 60 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	5,054,606	3,571,670
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	3,994,398
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | 61 - 90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	421,771
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | 61 - 90 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	1,682,749
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | 61 - 90 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	1,889,878
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | From 91 to 120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,593,040	1,892,960
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | From 91 to 120 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	95,168	102,522
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | From 91 to 120 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	825,831	714,150
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | From 91 to 120 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	1,672,041	1,076,288
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,637,995	1,393,162
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | 121-150 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	271,785	475
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | 121-150 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	982,077	542,116
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | 121-150 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	1,384,133	850,571
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,250,284	1,905,904
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | 151-180 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	448,510	918,487
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | 151-180 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	544,536	272,243
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | 151-180 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	1,257,238	715,174
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,479,179	1,044,738
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | 181-210 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	209,272	124,385
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | 181-210 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	1,347,368	388,845
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | 181-210 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	922,539	531,508
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	1,917,696	2,709,573
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | 211-250 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	206,091	164,424
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | 211-250 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	921,963	349,255
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | 211-250 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	789,642	2,195,894
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	3,635,526	4,596,217
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 251 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	775,558	1,619,025
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 251 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	762,746	1,217,928
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 251 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,097,222	1,759,264
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	36,006,951	36,404,674
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 365 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	5,784,217	6,326,539
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 365 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	5,789,702	6,341,106
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | More than 365 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	$ 24,433,032	23,737,029
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | From 61 to 90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		3,238,834
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | From 61 to 90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		1,225,278
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | From 61 to 90 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		586,415
Non-renegotiated Portfolio [Member] | Portfolio stratification [Member] | Trade receivables, distribution [Member] | From 61 to 90 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		$ 1,427,141